Capital Stock (Tables)	12 Months Ended
Dec. 31, 2013
Capital Stock [Abstract]
Changes In Warrants

Shares
Outstanding at December 31, 2011	1,946,968
Granted	502,925
Exercised	-
Expired/canceled	-
Outstanding at December 31, 2012	2,449,893
Granted	3,012,070
Exercised	(391,920)
Expired/canceled	(412,547)
Outstanding at December 31, 2013	4,657,496

Valuation Assumptions Used For Warrants

Warrants	2013
Risk-free interest rates	0.0123
Expected volatility	0.9138
Dividend yields	0.0000
Expected lives	5 years

Assumptions Used To Estimate Fair Value Of Options Granted

Option plan	2013	2012
Risk-free interest rates	0.0202	0.0030
Expected volatility	0.992	0.00001
Dividend yields	0	0
Expected lives	6 years	3 years

Stock Option Activity

Shares
Outstanding at December 31, 2011	200,000
Granted	200,000
Exercised	-
Expired	-
Outstanding at December 31, 2012	400,000
Granted	900,000
Exercised	-
Expired	(400,000)
Forfeited	-
Outstanding at December 31, 2013	900,000